Document and Entity Information	Jun. 27, 2025
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Jun. 27, 2025
Entity Registrant Name	Penguin Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38102
Entity Tax Identification Number	36-5142687
Entity Address Address Line 1	1390 McCarthy Boulevard
Entity Address City Or Town	Milpitas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95035
City Area Code	510
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.03 par value per share
Trading Symbol	PENG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001616533
Current Fiscal Year End Date	--08-30
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	c/o Walkers Corporate Limited
Entity Address Address Line 2	190 Elgin Avenue
Entity Address Address Line 3	Grand Cayman
Entity Address City Or Town	George Town
Entity Address Country	KY